Intangible asset	3 Months Ended
Sep. 30, 2022
Intangible asset
Intangible asset

5.Intangible asset

On December 13, 2018, the Company acquired 2661881 Ontario Limited (“2661881”) from Craig Johnstone Brown (“Brown”) by purchasing all the issued and outstanding shares.  2661881 holds the intellectual property rights to a process for the selective extraction of lithium from brine solutions (the “IP Assets”). The Company determined that this transaction is an asset acquisition as the assets acquired did not constitute a business.

The consideration payable by the Company to Brown was comprised of cash and common shares of the Company as follows:

(i)	$50,000 deposit (paid);
(ii)	$250,000 on the closing date (paid);
(iii)	$250,000 promissory note payable six months after the closing date (paid);
(iv)	500,000 common shares on the closing date (issued);
(v)	$500,000 payable on the earlier of (i) the third anniversary of the closing date, (ii) the date that the Company conclusively determines whether or not to proceed with the commercial development of the IP Assets (regardless of the outcome of such decision); or (iii) such other date as the Company and Brown may agree in writing (the “Investment Date”) (paid); and
(vi)	500,000 shares issuable on the earlier of (i) the third anniversary of the closing date, (ii) the date that the Company conclusively determines whether to proceed with the commercial development of the IP Assets (regardless of the outcome of such decision); or (iii) such other date as the Company and Brown may agree in writing (the “Investment Date”) (issued).

On October 28, 2019, the Company agreed to accelerate the timeframe of completion of the payments and common share issuances detailed under items (v) and (vi) above to Brown by making (a) a cash payment of $250,000, on or before November 15, 2019 (paid); and (b) a further $250,000 (paid), and the issuance of 500,000 common shares (issued) on or before December 31, 2019. As at June 30, 2020, the Company had satisfied all payment and share issuance obligations due and owing with respect to the acquisition of 2661881 as detailed above.

The carrying value of the intangible assets acquired is as follows:

$
Balance, June 30, 2021	1,691,575
Amortisation	(191,035)
Balance, June 30, 2022	1,500,540
Amortisation	(48,152)
Balance, September 30, 2022	1,452,388

The intangible asset represents purchase of intellectual property rights and was put in use in conjunction with the operation of the Company’s pilot plant on May 9, 2020 (Note 6).